Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Loss - Parent Company [Member]	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Condensed Statement of Income Captions [Line Items]
Operating expenses	$ (58,029)	$ (7,415)	$ (28,673)
Loss before income tax expenses	(58,029)	(7,415)	(28,673)
Income tax expenses
Net loss	$ (58,029)	$ (7,415)	$ (28,673)